Fair Value of Financial Instruments - Schedule of Liabilities Measured at Fair Value on a Recurring Basis (Details) - USD ($) $ in Thousands	Jun. 30, 2018	Jun. 30, 2017
Foreign currencies derivatives	$ 57	$ 155
Total	57	155
Level 1 [Member]
Foreign currencies derivatives
Total
Level 2 [Member]
Foreign currencies derivatives	57	155
Total	57	155
Level 3 [Member]
Foreign currencies derivatives
Total